CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net revenue	$ 6,585,079	$ 4,850,505	$ 5,812,788
Cost of revenue	5,571,810	5,563,225	6,345,032
Gross (loss) profit	1,013,269	(712,720)	(532,244)
Research and development expenses	478,161	475,769	582,974
Selling, general and administrative expenses	594,920	444,860	445,628
Operating expenses	1,073,081	920,629	1,028,602
Impairment charges	0	22,672	63,950
Other operating charges	0	22,672	63,950
Loss from operations	(59,812)	(1,656,021)	(1,624,796)
Finance income	5,703	3,098	11,379
Finance expenses	(113,705)	(154,387)	(230,176)
Share of profit of joint ventures and associates	3,631	3,876	7,859
Gain on sale of a fabrication facility and application specific integrated circuit business	0	0	614,554
Other income (expense), net	(11,481)	440,307	74,055
Loss before income taxes	(175,664)	(1,363,127)	(1,147,125)
Income tax (expense) benefit	(78,267)	12,267	(224,061)
Net loss for the year	(253,931)	(1,350,860)	(1,371,186)
Attributable to:
Shareholder of GLOBALFOUNDRIES INC.	(250,313)	(1,347,571)	(1,371,186)
Non-controlling interest	(3,618)	(3,289)	0
Net loss for the year	$ (253,931)	$ (1,350,860)	$ (1,371,186)
Net loss per share attributable to the equity holders of the Company:
Basic weighted average common shares outstanding (in shares)	505,758,409,000	500,000,000	504,003,126
Diluted weighted average common shares outstanding	505,758,409,000	500,000,000	504,003,126
Basic loss per share (in USD per share)	$ (0.49)	$ (2.70)	$ (2.72)
Diluted loss per share (in USD per share)	$ (0.49)	$ (2.70)	$ (2.72)